JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK INVESTMENT TRUST

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the following paragraphs in the “SALES COMPENSATION” section are revised and restated as follows:

Initial Compensation. Whenever an investor purchases Class A, Class B, or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.”

Annual Compensation. Except as provided below, for Class A share purchases of a Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 fee of 0.25% of its average daily net assets. This Rule 12b-1 fee is paid monthly in arrears.

For Class A investments of $1 million or more and investments by certain retirement plans, Class B, and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares of a Fund, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Effective immediately, the following section under the heading “ADDITIONAL SERVICES AND PROGRAMS” is amended and restated as follows:

Conversion Privilege. Provided a Fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor who purchases Class I or R6 shares of such Fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the Fund, may be afforded an opportunity to make a conversion of (i) Class A or Class C shares of the Fund also owned by the investor to Class I shares or Class R6 shares of the Fund; or (ii) Class I shares of the Fund also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

In addition: (i) Trustees; (ii) employees of the Advisor or its affiliates; and (iii) members of a fund’s portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

The conversion of one share class to another share class of the same fund in the particular circumstances described above, should not cause the investor to realize taxable gain or loss. For further details, see “Additional Information Concerning Taxes” for information regarding the tax treatment of such conversions.

Effective immediately, the following paragraph will be added or restated in the “ADDITIONAL INFORMATION CONCERNING TAXES” section:

A shareholder exchanging shares of one Fund for shares of another Fund will be treated for tax purposes as having sold the shares of the first Fund, realizing tax gain or loss on such exchange. A shareholder exercising a right to convert one class of Fund shares to a different class of shares of the same Fund should not realize taxable gain or loss.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK MUNICIPAL SECURITIES TRUST

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the following section under the heading “ADDITIONAL SERVICES AND PROGRAMS” is amended and restated as follows:

Conversion Privilege. Provided a Fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor who purchases Class I or R6 shares of such Fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the Fund, may be afforded an opportunity to make a conversion of (i) Class A or Class C shares of the Fund also owned by the investor to Class I shares or Class R6 shares of the Fund; or (ii) Class I shares of the Fund also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

In addition: (i) Trustees; (ii) employees of the Advisor or its affiliates; and (iii) members of a fund’s portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

The conversion of one share class to another share class of the same fund in the particular circumstances described above, should not cause the investor to realize taxable gain or loss. For further details, see “Additional Information Concerning Taxes” for information regarding the tax treatment of such conversions.

Effective immediately, the following paragraph will be added or restated in the “ADDITIONAL INFORMATION CONCERNING TAXES” section:

A shareholder exchanging shares of one Fund for shares of another Fund will be treated for tax purposes as having sold the shares of the first Fund, realizing tax gain or loss on such exchange. A shareholder exercising a right to convert one class of Fund shares to a different class of shares of the same Fund should not realize taxable gain or loss.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

JOHN HANCOCK BOND TRUST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK MUNICIPAL SECURITIES TRUST

Supplement dated August 1, 2017 to the current Statement of Additional Information, as may be supplemented to date

Effective immediately, the “First Year Broker or Other Selling Firm Compensation” table in the “SALES COMPENSATION”:section is revised and restated as follows:

First Year Broker or Other Selling Firm Compensation

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)(5)
Class A investments (Bond Fund, Focused High Yield Fund, Government Income Fund, Income Fund, and Investment Grade Bond Fund) (5)
Up to $99,999	4.00%	3.50%	0.25%	3.75%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.05%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.75%	0.25%	2.00%

Class A investments (Global Conservative Absolute Return Fund) (5)
Up to $99,999	3.00%	2.50%	0.25%	2.75%
$100,000 - $249,999	2.50%	2.00%	0.25%	2.25%
$250,000 - $499,999	2.00%	1.50%	0.25%	1.75%
$500,000 - $999,999	1.50%	1.25%	0.25%	1.50%

Class A investments (Global Short Duration Credit Fund) (5)
Up to $99,999	2.50%	2.00%	0.25%	2.25%
$100,000 - $249,999	2.00%	1.50%	0.25%	1.75%
Class A investments (Tax-Free Funds) (5)
Up to $99,999	4.00%	3.60%	0.15%	3.75%
$100,000 - $249,999	3.50%	3.10%	0.15%	3.25%
$250,000 - $499,999	2.50%	1.90%	0.15%	2.30%
$500,000 - $999,999	2.00%	1.60%	0.15%	2.00%

Investments of Class A shares of $1 million or more (Each Fund other than Global Short Duration Credit Fund and the Tax-Free Funds) (6)

$1,000,000 to $4,999,999	—	0.75%	0.25%	1.00%
$5,000,000 to $9,999,999	—	0.25%	0.25%	0.50%
$10,000,000 and over	—	—	0.25%	0.25%

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)(5)
Investments of Class A shares of $1 million or more (Tax-Free Funds)(6)

$1,000,000 to $4,999,999	—	0.85%	0.15%	1.00%
$5,000,000 to $9,999,999	—	0.35%	0.15%	0.50%
$10,000,000 and over	—	0.10%	0.15%	0.25%
Investments of Class A shares of $250,000 or more (Global Short Duration Credit Fund)(7)

$250,000 to $9,999,999	—	0.25%	0.25%	0.50%
$10,000,000 and over	—	—	0.25%	0.25%
Investments of Class A shares of by Certain Retirement Plans(6) (Each Fund other than the Tax-Free Funds)

First $1 to $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments (Each Fund other than the Tax-Free Funds) (8)
All amounts	—	3.75%	0.25%	4.00%
Class B investments (Tax-Free Funds) (8)
All amounts	—	3.75%	0.15%	3.90%

Class C investments (Each Fund other than the Tax-Free Funds) (8)
All amounts	—	0.75%	0.25%	1.00%

Class C investments (Tax-Free Funds) (8)
All amounts	—	0.75%	0.15%	0.90%

Class R1 investments(5)
All amounts	—	0.00%	0.50%	0.50%

Class R2 investments(5)
All amounts	—	0.00%	0.25%	0.25%

Class R3 investments(5)
All amounts	—	0.00%	0.50%	0.50%

Class R4 investments(5)
All amounts	—	0.00%	0.15%	0.15%

Class R5 investments
All amounts	—	0.00%	0.00%	0.00%

	Investor pays sales charge (% of offering price)(1)	Selling Firm receives commission(2)	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation(3)(4)(5)
Class 1 investments
All amounts	0.00%	0.00%	0.00%	0.00%

Class I investments(9)
All amounts	—	0.00%	0.00%	0.00%

Class R6 investments
All amounts	—	0.00%	0.00%	0.00%

(1) See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2) For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the front-end sales charge.

(3) Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.

(4) The Distributor retains the balance.

(5) For purchases of Class A, Class R1, Class R2, Class R3, and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for description of Class A, Class R1, Class R2, Class R3, Class R4, and Class R5 Service Plan charges and payments.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. The Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(7)	Commissions (up to 0.50%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These include Class A purchases by employer sponsored defined contribution retirement plans investing $250,000 or more or with 100 or more eligible employee at the time of purchase.

(8)	For Class B and Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.

(9) The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK MUNICIPAL SECURITIES TRUST

Supplement dated August 1, 2017 to the current prospectus, as may be supplemented

Effective immediately, the following sentence under the heading “PURCHASE AND SALE OF FUND SHARES” in the “Fund Summary” section is amended and restated as follows:

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms.

Effective immediately, the following bullet has been added under the heading “Class A shares” in the “CHOOSING A SHARE CLASS” section:

•	Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

Also effective immediately, in the “Your account” section, the first row in the table under “OPENING AN ACCOUNT” is amended and restated as follows:

Share Class	Minimum initial investment
Class A and Class C	$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment, for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or certain other eligible investment product platforms.

Effective immediately, the ninth bullet under the heading “Waivers for certain investors” in the “SALES CHARGE REDUCTIONS AND WAIVERS” section is amended and restated as follows:

▪	Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing a share class” or "Choosing an eligible share class", as the case may be, section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.